NOTE 9: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2018
Note 9 Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	NOTE 9: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	As of December 31,
	2018	2017
Trade payables and accrued liabilities	$1,274,885	$1,039,166
Payroll liabilities	280,007	410,389
	$1,554,892	$1,449,555